UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22309

(Investment Company Act file number)

Transparent Value Trust

(Exact name of registrant as specified in charter)

135 East 57th Street

6th Floor

New York, New York 10022

(Address of principal executive offices) (Zip code)

(212) 908-5090

(Registrant’s telephone number)

Armen Arus

Transparent Value Trust

135 East 57th Street

15th Floor

New York, New York 10022

(Name and Address of Agent for Service)

Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund

June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS 99.32%
Basic Materials 7.77%
Celanese Corp. - Series A	5,510	$293,738
Cliffs Natural Resources, Inc.	4,010	370,725
Consol Energy, Inc.	6,230	302,030
The Dow Chemical Co.	7,700	277,200
Eastman Chemical Co.	3,180	324,583
Huntsman Corp.	16,270	306,689
Molycorp, Inc.(a)	8,080	493,365
Walter Energy, Inc.	2,570	297,606

		2,665,936

Consumer Goods 6.94%
BorgWarner, Inc.(a)	5,140	415,261
Bunge, Ltd.	3,860	266,147
Fossil, Inc.(a)	3,300	388,476
Gentex Corp.	13,880	419,592
The Goodyear Tire & Rubber Co.(a)	16,980	284,755
Stanley Black & Decker, Inc.	3,690	265,864
TRW Automotive Holdings Corp.(a)	5,810	342,964

		2,383,059

Consumer Services 7.36%
Cardinal Health, Inc.	10,250	465,555
Comcast Corp. - Class A	13,380	339,049
Liberty Media Corp. - Series A(a)	4,360	373,870
Ltd. Brands, Inc.	9,030	347,204
priceline.com, Inc.(a)	580	296,920
Tiffany & Co.	3,720	292,094
Wynn Resorts, Ltd.	2,850	409,089

		2,523,781

Financials 13.90%
Alexandria Real Estate Equities, Inc.	4,400	340,648
Ameriprise Financial, Inc.	7,130	411,258
Brookfield Office Properties, Inc.	13,920	268,378
CB Richard Ellis Group, Inc. - Class A(a)	11,070	277,968
Hartford Financial Services Group, Inc.	12,200	321,714
Jones Lang LaSalle, Inc.	2,830	266,869
Lincoln National Corp.	13,270	378,062
Mastercard, Inc. - Class A	1,280	385,715
Moody’s Corp.	11,020	422,617
The NASDAQ OMX Group, Inc.(a)	10,810	273,493
Prudential Financial, Inc.	7,800	496,002
Raymond James Financial, Inc.	9,360	300,924
SLM Corp.	17,580	295,520
UDR, Inc.	13,470	330,688

		4,769,856

Health Care 8.25%
CIGNA Corp.	6,140	315,780
Covance, Inc.(a)	6,030	358,001
Coventry Health Care, Inc.(a)	7,590	276,807
DENTSPLY International, Inc.	7,880	300,070
Henry Schein, Inc.(a)	6,820	488,244
Intuitive Surgical, Inc.(a)	1,350	502,349
Mylan, Inc.(a)	10,860	267,916
Warner Chilcott PLC - Class A	13,260	319,964

		2,829,131

Industrials 15.97%
Agilent Technologies, Inc.(a)	5,750	293,883
Arrow Electronics, Inc.(a)	8,340	346,110
Avnet, Inc.(a)	11,380	362,794
Caterpillar, Inc.	2,940	312,993
CSX Corp.	10,150	266,133
Danaher Corp.	4,590	243,224
Dover Corp.	4,360	295,608
Hubbell, Inc. - Class B	4,380	284,481
Jabil Circuit, Inc.	17,310	349,662
JB Hunt Transport Services, Inc.	6,110	287,720
Molex, Inc.	14,620	376,757
Norfolk Southern Corp.	3,530	264,503
Pall Corp.	4,740	266,530
Rockwell Automation, Inc.	3,890	337,496
Stericycle, Inc.(a)	6,630	590,866
Timken Co.	5,700	287,280
WW Grainger, Inc.	2,040	313,446

		5,479,486

Oil & Gas 12.13%
Baker Hughes, Inc.	3,350	243,076
Brigham Exploration Co.(a)	10,630	318,156
Cimarex Energy Co.	2,870	258,070
ConocoPhillips	3,840	288,730
Denbury Resources, Inc.(a)	11,970	239,400
Devon Energy Corp.	3,170	249,828
Halliburton Co.	6,390	325,890
Helmerich & Payne, Inc.	4,640	306,797
Marathon Oil Corp.	6,590	210,748
Nabors Industries, Ltd.(a)	10,170	250,589
Occidental Petroleum Corp.	2,400	249,696
OGE Energy Corp.	6,500	327,080
Patterson-UTI Energy, Inc.	8,900	281,329
Southern Union Co.	8,560	343,684
Valero Energy Corp.	10,580	270,530

		4,163,603

Technology 23.94%
Acme Packet, Inc.(a)	7,560	530,183
Advanced Micro Devices, Inc.(a)	45,540	318,325
Altera Corp.	10,900	505,215
Analog Devices, Inc.	11,580	453,241
Atmel Corp.(a)	31,110	437,718
BMC Software, Inc.(a)	4,600	251,620
Citrix Systems, Inc.(a)	3,060	244,800
Cognizant Technology Solutions Corp. - Class A(a)	6,690	490,645

Dell, Inc.(a)	16,640	277,389
EMC Corp.(a)	11,460	315,723
IAC/InterActiveCorp.(a)	9,850	375,974
Intuit, Inc.(a)	6,010	311,679
JDS Uniphase Corp.(a)	15,990	266,393
KLA-Tencor Corp.	10,690	432,731
Maxim Integrated Products, Inc.	19,070	487,429
Microchip Technology, Inc.	12,770	484,111
Micron Technology, Inc.(a)	49,800	372,504
Nuance Communications, Inc.(a)	11,690	250,984
ON Semiconductor Corp.(a)	32,840	343,835
Qualcomm, Inc.	5,580	316,888
TIBCO Software, Inc.(a)	9,850	285,847
Xilinx, Inc.	12,630	460,616

		8,213,850

Telecommunications 1.71%
MetroPCS Communications, Inc.(a)	34,090	586,689

Utilities 1.35%
AES Corp.(a)	36,370	463,354

TOTAL COMMON STOCKS (Cost $31,320,914)		34,078,745

EXCHANGE TRADED FUNDS 0.17%
SPDR S&P 500 ETF Trust	450	59,387

TOTAL EXCHANGE TRADED FUNDS (Cost $58,984)		59,387

	Shares	Value
SHORT TERM INVESTMENTS 0.12%
Money Market Fund
Dreyfus Treasury Prime Institutional (0.00004% 7-day yield)	39,675	39,675

TOTAL SHORT TERM INVESTMENTS (Cost $39,675)		39,675

Total Investments - 99.61% (Cost $31,419,573)		34,177,807

Other Assets in Excess of Liabilities - 0.39%		133,182

NET ASSETS - 100.00%		$34,310,989

(a)	Non-Income Producing Security.

Abbreviations:

ETF - Exchange Traded Fund

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund

June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS 99.55%
Basic Materials 1.72%
International Flavors & Fragrances, Inc.	4,980	$319,915
Praxair, Inc.	2,110	228,703

		548,618

Consumer Goods 16.26%
Church & Dwight Co., Inc.	5,670	229,862
Clorox Co.	3,470	234,017
ConAgra Foods, Inc.	9,550	246,486
The Estee Lauder Cos., Inc. - Class A	3,110	327,141
General Mills, Inc.	8,700	323,814
Green Mountain Coffee Roasters, Inc.(a)	5,810	518,601
Hansen Natural Corp.(a)	4,360	352,942
The Hershey Co.	6,010	341,668
HJ Heinz Co.	4,020	214,186
Hormel Foods Corp.	12,510	372,923
Kraft Foods, Inc. - Class A	7,150	251,894
Lorillard, Inc.	3,640	396,287
Mead Johnson Nutrition Co.	4,030	272,226
Philip Morris International, Inc.	3,683	245,914
The Scotts Miracle-Gro Co. - Class A	4,540	232,947
Tyson Foods, Inc. - Class A	19,040	369,757
Whirlpool Corp.	3,010	244,773

		5,175,438

Consumer Services 24.48%
AmerisourceBergen Corp.	10,150	420,210
Apollo Group, Inc. - Class A(a)	9,350	408,408
AutoZone, Inc.(a)	1,500	442,275
Bed Bath & Beyond, Inc.(a)	7,750	452,368
Copart, Inc.(a)	5,890	274,474
Costco Wholesale Corp.	3,870	314,399
DeVry, Inc.	8,730	516,205
Dick’s Sporting Goods, Inc.(a)	5,980	229,931
DIRECTV - Class A(a)	8,760	445,183
Dollar Tree, Inc.(a)	6,520	434,362
GameStop Corp. - Class A(a)	9,310	248,298
Liberty Global, Inc. - Class A(a)	5,700	256,728
Liberty Media Corp. - Starz Series A(a)	3,670	276,131
McKesson Corp.	2,780	232,547
Omnicare, Inc.	10,700	341,223
PetSmart, Inc.	7,740	351,164
Ross Stores, Inc.	5,487	439,618
Starbucks Corp.	7,460	294,595
Sysco Corp.	6,910	215,454
Time Warner Cable, Inc.	5,580	435,463
TJX Cos., Inc.	8,090	424,968

Walgreen Co.	7,990	339,255

		7,793,259

Financials 15.66%
American Financial Group, Inc.	9,630	343,695
BB&T Corp.	14,000	375,760
Capital One Financial Corp.	6,710	346,706
Commerce Bancshares, Inc.	5,680	244,240
Digital Realty Trust, Inc.	8,090	499,800
Equity Residential	4,300	258,000
Fidelity National Financial, Inc. - Class A	22,260	350,372
HCP, Inc.	8,340	305,995
Health Care REIT, Inc.	8,100	424,683
Liberty Property Trust	8,910	290,288
M&T Bank Corp.	2,640	232,188
The Progressive Corp.	10,460	223,635
Rayonier, Inc.	4,230	276,430
Reinsurance Group of America, Inc.	6,010	365,769
Validus Holdings, Ltd.	7,150	221,292
The Western Union Co.	11,340	227,140

		4,985,993

Health Care 18.06%
Abbott Laboratories	4,040	212,585
Alere, Inc.(a)	8,380	306,876
Allergan, Inc.	3,400	283,050
Baxter International, Inc.	4,510	269,202
Biogen Idec, Inc.(a)	3,840	410,573
Bristol-Myers Squibb Co.	9,020	261,219
DaVita, Inc.(a)	3,590	310,930
Dendreon Corp.(a)	10,190	401,894
Eli Lilly & Co.	11,890	446,232
Express Scripts, Inc.(a)	4,690	253,166
Forest Laboratories, Inc.(a)	13,080	514,567
Gilead Sciences, Inc.(a)	7,440	308,090
Illumina, Inc.(a)	5,210	391,531
Medtronic, Inc.	7,710	297,066
Patterson Cos., Inc.	7,220	237,466
Perrigo Co.	3,320	291,728
Pfizer, Inc.	16,150	332,690
Pharmaceutical Product	8,170	219,283

		5,748,148

Industrials 10.98%
Alliance Data Systems Corp.(a)	3,190	300,083
Ball Corp.	6,970	268,066
Fiserv, Inc.(a)	4,060	254,278
Global Payments, Inc.	7,830	399,330
Iron Mountain, Inc.	7,050	240,334
Lockheed Martin Corp.	5,710	462,339
Northrop Grumman Corp.	4,900	339,815
Total System Services, Inc.	15,070	280,001
Tyco Electronics, Ltd.	6,730	247,395
Verisk Analytics, Inc. - Class A(a)	6,560	227,107
Waste Connections, Inc.	15,060	477,854

		3,496,602

Oil & Gas 1.36%
Chesapeake Energy Corp.	7,310	217,034
Southwestern Energy Co.(a)	5,040	216,115

		433,149

Technology 5.85%
Adobe Systems, Inc.(a)	8,920	280,534
Equinix, Inc.(a)	5,070	512,171
Garmin, Ltd.	7,330	242,110
Motorola Solutions, Inc.(a)	5,390	248,156
Polycom, Inc.(a)	3,620	232,766
SAIC, Inc.(a)	20,500	344,810

		1,860,547

Telecommunications 1.06%
Verizon Communications, Inc.	9,080	338,048

Utilities 4.12%
American Water Works Co., Inc.	11,150	328,368
Dominion Resources, Inc.	4,960	239,419
FirstEnergy Corp.	5,580	246,357
Pinnacle West Capital Corp.	4,860	216,659
PPL Corp.	10,040	279,413

		1,310,216

TOTAL COMMON STOCKS (Cost $29,550,468)		31,690,018

EXCHANGE TRADED FUNDS 0.25%
SPDR S&P 500 ETF Trust	600	79,182

TOTAL EXCHANGE TRADED FUNDS (Cost $76,503)		79,182

	Shares	Value
SHORT TERM INVESTMENTS 0.15%
Money Market Fund
Dreyfus Treasury Prime Institutional (0.00004% 7-day yield)	49,172	49,172

TOTAL SHORT TERM INVESTMENTS (Cost $49,172)		49,172

Total Investments - 99.95% (Cost $29,676,143)		31,818,372

Other Assets in Excess of Liabilities - 0.05%		14,422

NET ASSETS - 100.00%		$31,832,794

(a)	Non-Income Producing Security.

Abbreviations:

ETF - Exchange Traded Fund

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund

June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS 98.22%
Basic Materials 2.48%
International Flavors & Fragrances, Inc.	5,710	$366,810
Molycorp, Inc.(a)	8,030	490,312

		857,122

Consumer Goods 6.94%
Bunge, Ltd.	3,840	264,768
Church & Dwight Co., Inc.	6,480	262,699
The Estee Lauder Cos., Inc. - Class A	3,560	374,476
Fossil, Inc.(a)	3,280	386,122
Gentex Corp.	13,790	416,872
Stanley Black & Decker, Inc.	3,660	263,703
Tyson Foods, Inc. - Class A	21,810	423,550

		2,392,190

Consumer Services 16.06%
Bed Bath & Beyond, Inc.(a)	8,880	518,326
Cardinal Health, Inc.	10,170	461,921
Copart, Inc.(a)	6,730	313,618
Costco Wholesale Corp.	4,440	360,706
DIRECTV - Class A(a)	10,040	510,233
Liberty Global, Inc. - Class A(a)	6,530	294,111
Liberty Media Corp.(a)	13,370	224,215
Liberty Media Corp. - Series A(a)	4,330	371,297
Ltd. Brands, Inc.	9,220	354,509
McKesson Corp.	3,190	266,844
Omnicare, Inc.	12,260	390,971
PetSmart, Inc.	8,870	402,432
priceline.com, Inc.(a)	580	296,919
Time Warner Cable, Inc.	6,400	499,456
Whole Foods Market, Inc.	4,310	273,470

		5,539,028

Financials 14.03%
ACE, Ltd.	3,220	211,940
Alexandria Real Estate Equities, Inc.	4,370	338,325
Brookfield Office Properties, Inc.	13,820	266,450
Capital One Financial Corp.	7,690	397,342
Commerce Bancshares, Inc.	6,500	279,500
Equity Residential	4,930	295,800
HCP, Inc.	9,550	350,390
Marsh & McLennan Cos., Inc.	7,250	226,128
Mastercard, Inc. - Class A	1,270	382,702
Moody’s Corp.	10,940	419,549
Rayonier, Inc.	4,850	316,948
Reinsurance Group of America, Inc.	6,880	418,717
SL Green Realty Corp.	2,750	227,892
The Western Union Co.	12,990	260,190
WR Berkley Corp.	6,510	211,184

XL Group PLC	10,780	236,944

		4,840,001

Health Care 20.69%
Aetna, Inc.	4,950	218,246
Alere, Inc.(a)	9,610	351,918
Baxter International, Inc.	5,150	307,404
Biogen Idec, Inc.(a)	4,390	469,379
Bristol-Myers Squibb Co.	10,340	299,446
CareFusion Corp.(a)	8,080	219,534
CIGNA Corp.	6,100	313,723
Covance, Inc.(a)	5,980	355,033
Coventry Health Care, Inc.(a)	7,530	274,619
Dendreon Corp.(a)	11,680	460,659
DENTSPLY International, Inc.	7,830	298,166
Henry Schein, Inc.(a)	6,770	484,664
Illumina, Inc.(a)	5,970	448,646
Intuitive Surgical, Inc.(a)	1,340	498,627
Medtronic, Inc.	8,830	340,220
Mylan, Inc.(a)	10,780	265,943
Patterson Cos., Inc.	8,270	272,000
Perrigo Co.	3,800	333,906
Pfizer, Inc.	18,500	381,100
UnitedHealth Group, Inc.	4,340	223,857
Warner Chilcott PLC - Class A	13,170	317,792

		7,134,882

Industrials 15.71%
Agilent Technologies, Inc.(a)	5,710	291,838
Alliance Data Systems Corp.(a)	3,650	343,356
Ball Corp.	7,990	307,295
CSX Corp.	10,070	264,035
Fiserv, Inc.(a)	4,650	291,229
Global Payments, Inc.	8,960	456,960
JB Hunt Transport Services, Inc.	6,070	285,836
L-3 Communications Holdings, Inc.	2,750	240,488
Norfolk Southern Corp.	3,510	263,004
Northrop Grumman Corp.	5,620	389,747
Stericycle, Inc.(a)	6,580	586,410
Total System Services, Inc.	17,260	320,691
Tyco Electronics, Ltd.	7,710	283,420
Valspar Corp.	6,540	235,832
Waste Connections, Inc.	17,250	547,343
WW Grainger, Inc.	2,030	311,909

		5,419,393

Oil & Gas 4.86%
Chesapeake Energy Corp.	8,380	248,802
ConocoPhillips	3,820	287,226
Devon Energy Corp.	3,150	248,251
Helmerich & Payne, Inc.	4,600	304,152
Southern Union Co.	8,500	341,275
Southwestern Energy Co.(a)	5,760	246,989

		1,676,695

Technology 12.75%
Adobe Systems, Inc.(a)	10,220	321,419
BMC Software, Inc.(a)	4,570	249,979
Dell, Inc.(a)	16,520	275,388
EMC Corp.(a)	11,380	313,519
Equinix, Inc.(a)	5,810	586,926

IAC/InterActiveCorp.(a)	9,780	373,303
Informatica Corp.(a)	4,150	242,485
Intuit, Inc.(a)	5,970	309,604
Microchip Technology, Inc.	12,680	480,699
Motorola Solutions, Inc.(a)	6,180	284,527
Polycom, Inc.(a)	4,140	266,202
Seagate Technology PLC	14,710	237,714
Xilinx, Inc.	12,530	456,969

		4,398,734

Telecommunications 2.81%
MetroPCS Communications, Inc.(a)	33,830	582,214
Verizon Communications, Inc.	10,400	387,192

		969,406

Utilities 1.89%
American Water Works Co., Inc.	12,760	375,782
Dominion Resources, Inc.	5,690	274,656

		650,438

TOTAL COMMON STOCKS (Cost $31,014,090)		33,877,889

EXCHANGE TRADED FUNDS 0.59%
SPDR S&P 500 ETF Trust	1,550	204,553

TOTAL EXCHANGE TRADED FUNDS (Cost $203,166)		204,553

	Shares	Value
SHORT TERM INVESTMENTS 1.58%
Money Market Fund
Dreyfus Treasury Prime Institutional (0.00004% 7-day yield)	545,431	545,431

TOTAL SHORT TERM INVESTMENTS (Cost $545,431)		545,431

Total Investments - 100.39% (Cost $31,762,687)		34,627,873

Liabilities in Excess of Other Assets - (0.39%)		(136,075)

NET ASSETS - 100.00%		$34,491,798

(a)	Non-Income Producing Security.

Abbreviations:

ETF - Exchange Traded Fund

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Dow Jones RBP® U.S. Dividend Index Fund

June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS 94.94%
Basic Materials 3.19%
Cliffs Natural Resources, Inc.	60	$5,547
EI du Pont de Nemours & Co.	470	25,403
Freeport-McMoRan Copper & Gold, Inc.	290	15,341
International Flavors & Fragrances, Inc.	200	12,848
Newmont Mining Corp.	200	10,794

		69,933

Consumer Goods 6.06%
Coach, Inc.	130	8,311
General Mills, Inc.	570	21,215
Gentex Corp.	480	14,510
The Hershey Co.	340	19,329
Hormel Foods Corp.	450	13,415
Jarden Corp.	240	8,282
Lorillard, Inc.	370	40,282
Tyson Foods, Inc. - Class A	380	7,380

		132,724

Consumer Services 8.90%
AmerisourceBergen Corp.	200	8,280
Cablevision Systems Corp. - Class A	350	8,867
Cardinal Health, Inc.	320	14,535
Comcast Corp. - Class A	550	13,937
Costco Wholesale Corp.	110	8,937
Expedia, Inc.	280	8,117
Guess?, Inc.	350	14,721
The Kroger Co.	540	13,392
Nordstrom, Inc.	370	17,368
PetSmart, Inc.	190	8,620
Ross Stores, Inc.	110	8,813
Strayer Education, Inc.	170	21,487
Time Warner Cable, Inc.	250	19,510
TJX Cos., Inc.	210	11,031
Tractor Supply Co.	90	6,019
Walgreen Co.	270	11,464

		195,098

Financials 46.09%
Aflac, Inc.	430	20,072
Alexandria Real Estate Equities, Inc.	210	16,258
American Financial Group, Inc.	400	14,276
Ameriprise Financial, Inc.	200	11,536
Aspen Insurance Holdings, Ltd.	620	15,953
Axis Capital Holdings, Ltd.	660	20,434
BB&T Corp.	700	18,788

Chimera Investment Corp.	17,280	59,789
Corporate Office Properties Trust	1,140	35,465
Cullen/Frost Bankers, Inc.	440	25,014
Digital Realty Trust, Inc.	490	30,272
Duke Realty Corp.	2,600	36,426
East West Bancorp, Inc.	430	8,690
Eaton Vance Corp.	590	17,836
Endurance Specialty Holdings, Ltd.	520	21,492
Fidelity National Financial, Inc. - Class A	1,500	23,610
First Niagara Financial Group, Inc.	2,490	32,868
FirstMerit Corp.	1,880	31,039
Franklin Resources, Inc.	40	5,252
The Goldman Sachs Group, Inc.	50	6,654
The Hanover Insurance Group, Inc.	520	19,609
HCP, Inc.	1,080	39,625
Health Care REIT, Inc.	800	41,944
Highwoods Properties, Inc.	1,080	35,780
Jefferies Group, Inc.	470	9,588
Liberty Property Trust	1,260	41,051
Lincoln National Corp.	200	5,698
Mack-Cali Realty Corp.	1,230	40,516
Moody’s Corp.	240	9,204
Nationwide Health Properties, Inc.	810	33,542
New York Community Bancorp, Inc.	3,050	45,719
Old Republic International Corp.	3,610	42,418
Omega Healthcare Investors, Inc.	2,890	60,719
Reinsurance Group of America, Inc.	100	6,086
Transatlantic Holdings, Inc.	310	15,193
UDR, Inc.	870	21,358
US Bancorp	610	15,561
Valley National Bancorp	3,062	41,674
Visa, Inc. - Class A	80	6,741
Washington Federal, Inc.	750	12,323
Wells Fargo & Co.	510	14,311

		1,010,384

Health Care 4.61%
Eli Lilly & Co.	1,010	37,905
Medtronic, Inc.	430	16,568
Owens & Minor, Inc.	530	18,280
Pfizer, Inc.	1,370	28,222

		100,975

Industrials 5.57%
Jabil Circuit, Inc.	530	10,706
Lender Processing Services, Inc.	480	10,037
Lockheed Martin Corp.	360	29,149
Molex, Inc.	800	20,616
Northrop Grumman Corp.	360	24,966
Packaging Corp. of America	690	19,313
Waste Connections, Inc.	230	7,298

		122,085

Oil & Gas 0.41%
Marathon Oil Corp.	280	8,954

Technology 10.46%
Analog Devices, Inc.	490	19,179
Applied Materials, Inc.	1,430	18,604
Broadcom Corp. - Class A	220	7,401
Intel Corp.	1,120	24,819

KLA-Tencor Corp.	430	17,406
Linear Technology Corp.	680	22,454
Maxim Integrated Products, Inc.	960	24,538
Microchip Technology, Inc.	750	28,432
Microsoft Corp.	810	21,060
Tellabs, Inc.	3,580	16,504
Texas Instruments, Inc.	350	11,490
Xilinx, Inc.	480	17,506

		229,393

Telecommunications 1.90%
Verizon Communications, Inc.	1,120	41,698

Utilities 7.75%
American Water Works Co., Inc.	800	23,560
DPL, Inc.	1,080	32,573
Duke Energy Corp.	2,110	39,731
Exelon Corp.	880	37,699
Westar Energy, Inc.	1,350	36,329

		169,892

TOTAL COMMON STOCKS (Cost $2,054,538)		2,081,136

EXCHANGE TRADED FUNDS 2.35%
iShares Dow Jones Select Dividend Index Fund	975	51,597

TOTAL EXCHANGE TRADED FUNDS (Cost $51,037)		51,597

	Shares	Value
SHORT TERM INVESTMENTS 2.47%
Money Market Fund
Dreyfus Treasury Prime Institutional (0.00004% 7-day yield)	54,205	54,205

TOTAL SHORT TERM INVESTMENTS (Cost $54,205)		54,205

Total Investments - 99.76% (Cost $2,159,780)		2,186,938

Other Assets in Excess of Liabilities - 0.24%		5,208

NET ASSETS - 100.00%		$2,192,146

(a)	Non-Income Producing Security.

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund

June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS 96.41%
Basic Materials 1.57%
Freeport-McMoRan Copper & Gold, Inc.	400	$21,160
Newmont Mining Corp.	370	19,969

		41,129

Consumer Goods 4.53%
BorgWarner, Inc.(a)	280	22,621
Coach, Inc.	380	24,293
Ford Motor Co.(a)	1,620	22,340
Hansen Natural Corp.(a)	280	22,666
Tyson Foods, Inc. - Class A	1,350	26,217

		118,137

Consumer Services 14.79%
AmerisourceBergen Corp.	630	26,082
Apollo Group, Inc. - Class A(a)	590	25,771
Bed Bath & Beyond, Inc.(a)	490	28,601
Cablevision Systems Corp. - Class A	590	14,948
Cardinal Health, Inc.	630	28,615
CarMax, Inc.(a)	840	27,779
DeVry, Inc.	550	32,521
Dollar Tree, Inc.(a)	410	27,314
Expedia, Inc.	720	20,873
Las Vegas Sands Corp.(a)	570	24,060
Omnicare, Inc.	750	23,917
O’Reilly Automotive, Inc.(a)	460	30,135
PetSmart, Inc.	480	21,777
Time Warner Cable, Inc.	350	27,314
TJX Cos., Inc.	500	26,265

		385,972

Financials 24.69%
Aflac, Inc.	810	37,811
The Allstate Corp.	670	20,455
American Financial Group, Inc.	680	24,269
Ameriprise Financial, Inc.	430	24,802
Arch Capital Group, Ltd.(a)	690	22,025
Assurant, Inc.	570	20,674
Axis Capital Holdings, Ltd.	710	21,982
Capital One Financial Corp.	470	24,285
Chimera Investment Corp.	9,970	34,496
CME Group, Inc.	70	20,411
Cullen/Frost Bankers, Inc.	420	23,877
Digital Realty Trust, Inc.	500	30,890
Fidelity National Financial, Inc. - Class A	1,580	24,869
First Horizon National Corp.	2,200	20,988
The Goldman Sachs Group, Inc.	160	21,294
HCP, Inc.	590	21,647
IntercontinentalExchange, Inc.(a)	190	23,695

Jefferies Group, Inc.	1,050	21,420
Liberty Property Trust	630	20,525
Lincoln National Corp.	810	23,077
New York Community Bancorp, Inc.	2,030	30,430
PartnerRe, Ltd.	270	18,590
Prudential Financial, Inc.	480	30,523
Reinsurance Group of America, Inc.	420	25,561
Transatlantic Holdings, Inc.	490	24,015
US Bancorp	1,250	31,888

		644,499

Health Care 14.62%
Alexion Pharmaceuticals, Inc.(a)	580	27,277
Biogen Idec, Inc.(a)	250	26,730
Celgene Corp.(a)	480	28,954
Cephalon, Inc.(a)	370	29,563
Eli Lilly & Co.	850	31,900
Forest Laboratories, Inc.(a)	930	36,586
Gilead Sciences, Inc.(a)	470	19,463
Henry Schein, Inc.(a)	370	26,488
Illumina, Inc.(a)	320	24,048
Intuitive Surgical, Inc.(a)	70	26,048
Medco Health Solutions, Inc.(a)	530	29,956
Pfizer, Inc.	1,150	23,690
ResMed, Inc.(a)	700	21,665
United Therapeutics Corp.(a)	530	29,203

		381,571

Industrials 11.39%
Amphenol Corp. - Class A	400	21,596
Avnet, Inc.(a)	700	22,316
Corrections Corp. of America(a)	1,440	31,176
Global Payments, Inc.	500	25,500
Lender Processing Services, Inc.	1,230	25,719
Molex, Inc.	890	22,935
Northrop Grumman Corp.	350	24,273
Oshkosh Corp.(a)	730	21,126
Raytheon Co.	410	20,439
Sonoco Products Co.	570	20,258
Stericycle, Inc.(a)	360	32,083
Waste Connections, Inc.	940	29,826

		297,247

Oil & Gas 0.50%
Marathon Oil Corp.	410	13,112

Technology 17.28%
Altera Corp.	590	27,347
Analog Devices, Inc.	720	28,181
Apple, Inc.(a)	90	30,210
Applied Materials, Inc.	2,390	31,094
Atmel Corp.(a)	1,690	23,778
Broadcom Corp. - Class A(a)	800	26,912
Cognizant Technology Solutions Corp. - Class A(a)	360	26,402
Cree, Inc.(a)	630	21,162
Google, Inc. - Class A(a)	40	20,255
Intel Corp.	950	21,052
KLA-Tencor Corp.	650	26,312
Lam Research Corp.(a)	540	23,911
Maxim Integrated Products, Inc.	1,170	29,905
Micron Technology, Inc.(a)	2,710	20,271

SAIC, Inc.(a)	1,280	21,530
SanDisk Corp.(a)	570	23,655
Skyworks Solutions, Inc.(a)	1,040	23,899
Xilinx, Inc.	690	25,164

		451,040

Telecommunications 2.15%
MetroPCS Communications, Inc.(a)	1,850	31,839
Verizon Communications, Inc.	650	24,199

		56,038

Utilities 4.89%
American Water Works Co., Inc.	790	23,266
DPL, Inc.	1,090	32,874
Duke Energy Corp.	1,350	25,421
PPL Corp.	710	19,759
Westar Energy, Inc.	980	26,372

		127,692

TOTAL COMMON STOCKS (Cost $2,474,368)		2,516,437

EXCHANGE TRADED FUNDS 1.39%
SPDR S&P 500 ETF Trust	275	36,292

TOTAL EXCHANGE TRADED FUNDS (Cost $34,895)		36,292

	Shares	Value
SHORT TERM INVESTMENTS 0.71%
Money Market Fund
Dreyfus Treasury Prime Institutional (0.00004% 7-day yield)	18,610	18,610

TOTAL SHORT TERM INVESTMENTS (Cost $18,610)		18,610

Total Investments - 98.51% (Cost $2,527,873)		2,571,339

Other Assets in Excess of Liabilities - 1.49%		38,774

NET ASSETS - 100.00%		$2,610,113

(a)	Non-Income Producing Security.

Abbreviations:

ETF - Exchange Traded Fund

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund

June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS 98.12%
Basic Materials 5.16%
Cliffs Natural Resources, Inc.	270	$24,962
Consol Energy, Inc.	400	19,392
Freeport-McMoRan Copper & Gold, Inc.	470	24,863
Huntsman Corp.	1,060	19,981
Lubrizol Corp.	150	20,141
Newmont Mining Corp.	450	24,286

		133,625

Consumer Goods 9.53%
BorgWarner, Inc.(a)	330	26,661
Church & Dwight Co., Inc.	430	17,432
Coach, Inc.	450	28,768
Energizer Holdings, Inc.(a)	240	17,366
The Estee Lauder Cos., Inc. - Class A	230	24,194
Fossil, Inc.(a)	210	24,721
Hansen Natural Corp.(a)	330	26,714
Johnson Controls, Inc.	550	22,913
Lear Corp.	370	19,788
Ralcorp Holdings, Inc.(a)	240	20,779
The Scotts Miracle-Gro Co. - Class A	340	17,445

		246,781

Consumer Services 22.75%
Advance Auto Parts, Inc.	370	21,641
AmerisourceBergen Corp.	770	31,878
Apollo Group, Inc. - Class A(a)	710	31,013
Bed Bath & Beyond, Inc.(a)	590	34,438
Cablevision Systems Corp. - Class A	710	17,988
CarMax, Inc.(a)	1,000	33,070
Chipotle Mexican Grill, Inc.(a)	90	27,737
Comcast Corp. - Class A	870	22,046
Delta Air Lines, Inc.(a)	1,830	16,781
DeVry, Inc.	660	39,026
Dollar Tree, Inc.(a)	490	32,644
eBay, Inc.(a)	670	21,621
Expedia, Inc.	860	24,931
Las Vegas Sands Corp.(a)	680	28,703
Liberty Global, Inc. - Class A(a)	420	18,917
O’Reilly Automotive, Inc.(a)	550	36,030
PetSmart, Inc.	580	26,315
priceline.com, Inc.(a)	40	20,477
Starbucks Corp.	560	22,114
Time Warner Cable, Inc.	420	32,777
TJX Cos., Inc.	600	31,518
Wal-Mart Stores, Inc.	330	17,536

		589,201

Financials 4.46%
Digital Realty Trust, Inc.	600	37,068
IntercontinentalExchange, Inc.(a)	230	28,683
Jefferies Group, Inc.	1,260	25,704
Mastercard, Inc. - Class A	80	24,107

		115,562

Health Care 15.86%
Alexion Pharmaceuticals, Inc.(a)	700	32,921
Baxter International, Inc.	330	19,698
Biogen Idec, Inc.(a)	290	31,007
Celgene Corp.(a)	580	34,986
Community Health Systems, Inc.(a)	860	22,085
Express Scripts, Inc.(a)	360	19,433
Gilead Sciences, Inc.(a)	560	23,189
Henry Schein, Inc.(a)	440	31,500
Illumina, Inc.(a)	390	29,308
Intuitive Surgical, Inc.(a)	80	29,769
Life Technologies Corp.(a)	360	18,745
Medco Health Solutions, Inc.(a)	630	35,608
Perrigo Co.	250	21,967
ResMed, Inc.(a)	840	25,998
United Therapeutics Corp.(a)	630	34,713

		410,927

Industrials 19.11%
Alliance Data Systems Corp.(a)	240	22,577
AMETEK, Inc.	390	17,511
Amphenol Corp. - Class A	480	25,915
Arrow Electronics, Inc.(a)	550	22,825
Ball Corp.	520	19,999
Corrections Corp. of America(a)	1,720	37,238
CSX Corp.	660	17,305
Cummins, Inc.	180	18,628
Expeditors International of Washington, Inc.	450	23,036
Fiserv, Inc.(a)	300	18,789
Global Payments, Inc.	590	30,090
Jabil Circuit, Inc.	1,120	22,624
Nalco Holding Co.	820	22,804
Oshkosh Corp.(a)	870	25,178
Roper Industries, Inc.	240	19,992
Stericycle, Inc.(a)	430	38,322
Timken Co.	370	18,648
Tyco Electronics, Ltd.	500	18,380
Union Pacific Corp.	170	17,748
Waste Connections, Inc.	1,130	35,855
WW Grainger, Inc.	140	21,511

		494,975

Oil & Gas 0.66%
Cimarex Energy Co.	190	17,085

Technology 19.12%
Advanced Micro Devices, Inc.(a)	2,960	20,690
Altera Corp.	710	32,909
Apple, Inc.(a)	110	36,924
Atmel Corp.(a)	2,020	28,421
Broadcom Corp. - Class A(a)	960	32,294

Cognizant Technology Solutions Corp. - Class A(a)	430	31,536
Corning, Inc.	1,060	19,239
Cree, Inc.(a)	750	25,193
F5 Networks, Inc.(a)	190	20,948
Google, Inc. - Class A(a)	40	20,255
IAC/InterActiveCorp.(a)	640	24,429
JDS Uniphase Corp.(a)	1,040	17,326
Lam Research Corp.(a)	650	28,782
Micron Technology, Inc.(a)	3,240	24,235
Microsoft Corp.	950	24,700
ON Semiconductor Corp.(a)	2,140	22,406
SAIC, Inc.(a)	1,540	25,903
Skyworks Solutions, Inc.(a)	1,250	28,725
Xilinx, Inc.	830	30,270

		495,185

Telecommunications 1.47%
MetroPCS Communications, Inc.(a)	2,220	38,206

TOTAL COMMON STOCKS (Cost $2,456,559)		2,541,547

	Shares	Value
SHORT TERM INVESTMENTS 0.97%
Money Market Fund
Dreyfus Treasury Prime Institutional (0.00004% 7-day yield)	25,226	25,226

TOTAL SHORT TERM INVESTMENTS (Cost $25,226)		25,226

Total Investments - 99.09% (Cost $2,481,785)		2,566,773

Other Assets in Excess of Liabilities - 0.91%		23,678

NET ASSETS - 100.00%		$2,590,451

(a)	Non-Income Producing Security.

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund

June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS 97.23%
Basic Materials 0.79%
The Dow Chemical Co.	570	$20,520

Consumer Goods 8.81%
Bunge, Ltd.	280	19,306
ConAgra Foods, Inc.	820	21,164
DR Horton, Inc.	1,490	17,165
Ford Motor Co.(a)	1,950	26,890
Genuine Parts Co.	440	23,936
Kraft Foods, Inc.	610	21,490
The Procter & Gamble Co.	300	19,071
TRW Automotive Holdings Corp.(a)	430	25,383
Tyson Foods, Inc. - Class A	1,630	31,655
Whirlpool Corp.	260	21,143

		227,203

Consumer Services 5.43%
Cardinal Health, Inc.	760	34,519
CBS Corp. - Class B	600	17,094
News Corp. - Class A	1,040	18,408
Omnicare, Inc.	910	29,020
United Continental Holdings, Inc.(a)	1,010	22,856
The Walt Disney Co.	470	18,349

		140,246

Financials 38.76%
Aflac, Inc.	970	45,280
The Allstate Corp.	810	24,729
American Financial Group, Inc.	820	29,266
Ameriprise Financial, Inc.	520	29,994
Arch Capital Group, Ltd.(a)	830	26,494
Assurant, Inc.	690	25,026
Assured Guaranty, Ltd.	1,500	24,465
Axis Capital Holdings, Ltd.	860	26,626
Bank of America Corp.	1,610	17,646
The Bank of New York Mellon Corp.	760	19,471
Capital One Financial Corp.	570	29,452
Chimera Investment Corp.	12,040	41,658
CME Group, Inc.	90	26,243
Comerica, Inc.	500	17,285
Commerce Bancshares, Inc.	480	20,640
Cullen/Frost Bankers, Inc.	510	28,994
Fidelity National Financial, Inc. - Class A	1,910	30,063
First Horizon National Corp.	2,660	25,376
The Goldman Sachs Group, Inc.	190	25,287
HCP, Inc.	710	26,050
Invesco, Ltd.	910	21,294
JPMorgan Chase & Co.	470	19,242
KeyCorp	2,360	19,659
Liberty Property Trust	760	24,761

Lincoln National Corp.	980	27,920
Loews Corp.	420	17,678
M&T Bank Corp.	220	19,349
Morgan Stanley	830	19,098
New York Community Bancorp, Inc.	2,450	36,726
NYSE Euronext	530	18,163
PartnerRe, Ltd.	330	22,720
People’s United Financial, Inc.	1,520	20,429
Prudential Financial, Inc.	570	36,246
Raymond James Financial, Inc.	690	22,183
Reinsurance Group of America, Inc.	510	31,039
Transatlantic Holdings, Inc.	590	28,916
US Bancorp	1,520	38,775
Validus Holdings, Ltd.	620	19,189
WR Berkley Corp.	510	16,544

		999,976

Health Care 8.20%
Abbott Laboratories	350	18,417
Bristol-Myers Squibb Co.	780	22,589
Cephalon, Inc.(a)	450	35,955
CIGNA Corp.	460	23,658
Eli Lilly & Co.	1,020	38,280
Forest Laboratories, Inc.(a)	1,120	44,061
Pfizer, Inc.	1,390	28,634

		211,594

Industrials 11.74%
Avnet, Inc.(a)	850	27,098
Eaton Corp.	420	21,609
General Dynamics Corp.	260	19,375
Hubbell, Inc.	320	20,784
Lender Processing Services, Inc.	1,480	30,947
Molex, Inc.	1,080	27,832
Norfolk Southern Corp.	270	20,231
Northrop Grumman Corp.	420	29,127
Parker Hannifin Corp.	240	21,537
Pentair, Inc.	470	18,969
Raytheon Co.	490	24,426
Sonoco Products Co.	690	24,523
Waste Management, Inc.	440	16,399

		302,857

Oil & Gas 3.19%
ConocoPhillips	280	21,053
Marathon Oil Corp.	490	15,670
Southern Union Co.	640	25,696
Valero Energy Corp.	780	19,945

		82,364

Technology 8.25%
Analog Devices, Inc.	860	33,660
Applied Materials, Inc.	2,880	37,469
Intel Corp.	1,150	25,484
KLA-Tencor Corp.	790	31,979
Maxim Integrated Products, Inc.	1,410	36,039
SanDisk Corp.(a)	690	28,635
Synopsys, Inc.(a)	760	19,540

		212,806

Telecommunications 1.77%
AT&T, Inc.	530	16,647
Verizon Communications, Inc.	780	29,040

		45,687

Utilities 10.29%
Ameren Corp.	640	18,458
American Water Works Co., Inc.	950	27,977
CMS Energy Corp.	890	17,524
DPL, Inc.	1,310	39,510
DTE Energy Co.	360	18,007
Duke Energy Corp.	1,630	30,693
FirstEnergy Corp.	480	21,192
Pinnacle West Capital Corp.	420	18,724
PPL Corp.	850	23,655
Progress Energy, Inc.	370	17,764
Westar Energy, Inc.	1,190	32,023

		265,527

TOTAL COMMON STOCKS (Cost $2,479,229)		2,508,780

EXCHANGE TRADED FUNDS 0.42%
iShares S&P 500 Value Index Fund	175	10,850

TOTAL EXCHANGE TRADED FUNDS (Cost $10,799)		10,850

	Shares	Value
SHORT TERM INVESTMENTS 1.17%
Money Market Fund
Dreyfus Treasury Prime Institutional (0.00004% 7-day yield)	30,170	30,170

TOTAL SHORT TERM INVESTMENTS (Cost $30,170)		30,170

Total Investments - 98.82% (Cost $2,520,198)		2,549,800

Other Assets in Excess of Liabilities - 1.18%		30,374

NET ASSETS - 100.00%		$2,580,174

(a)	Non-Income Producing Security.

See Notes to Quarterly Schedule of Investments.

TRANSPARENT VALUE TRUST

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)

1. ORGANIZATION

Transparent Value Trust (the “Trust”) was organized as a Delaware statutory trust on June 8, 2009. The Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund and the Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund, the Transparent Value Dow Jones RBP® U.S. Dividend Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund, and the Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund (each, a “Fund”, and collectively, the “Funds”) were organized as non-diversified series under the Trust.

The Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund and the Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund commenced operations on April 27, 2010 and the only transaction prior to the commencement of operations was the initial sale of 10,000 shares for $100,000 to GPAM Holdings, LLC. The Transparent Value Dow Jones RBP® U.S. Dividend Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund, and the Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund commenced operations on February 10, 2011.

The Trust is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and commonly known as a “mutual fund.” The affairs of the Trust are managed by a Board of Trustees (the “Board”). The Board has delegated the day-to-day operations of the Funds to the investment adviser, which operates the Funds under the Board’s general supervision. The investment adviser to the Funds is Guggenheim Investment Management, LLC (the “Adviser”), and the sub-adviser is Transparent Value Advisors, LLC (the “Sub-Adviser”). The Adviser’s principal place of business is located at 135 East 57th Street, 6th Floor, New York, NY 10022. The Adviser, a Delaware Corporation formed in 2001, is a diversified financial services firm with a sophisticated array of wealth and investment management services. The Adviser is an indirect subsidiary of Guggenheim Partners, LLC, a diversified financial services firm that is an indirect subsidiary of Guggenheim Capital, LLC. The Sub-Adviser, a Delaware limited liability company formed in 2006, selected and developed the Funds’ investment strategies and analyzes each Fund’s performance and adherence to such strategies. The Sub-Adviser is a wholly-owned subsidiary of Transparent Value, LLC, which, in turn, is a wholly-owned subsidiary of Guggenheim Transparent Value, LLC. Guggenheim Transparent Value, LLC is a majority-owned, indirect subsidiary of Guggenheim Partners, LLC. The Funds’ investment objectives are to provide investment results that, before fees and expenses, correspond to the total return performance of the Dow Jones RBP® U.S. Large-Cap Aggressive IndexSM (the “Aggressive Index” or “Index”), the Dow Jones RBP® U.S. Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”), the Dow Jones RBP® U.S. Large-Cap Market IndexSM (the “Market Index” or “Index”), the Dow Jones RBP® U.S. Dividend IndexSM (the “Dividend Index” or “Index”), the Dow Jones RBP® U.S. Large-Cap Core IndexSM (the “Core Index” or “Index”), the Dow Jones RBP® U.S. Large-Cap Growth IndexSM (the “Growth Index” or “Index”), and the Dow Jones RBP® U.S. Large-Cap Value IndexSM (the “Value Index” or “Index”), respectively.

The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest (“shares”) and different classes of shares of each series. Each Fund offers Class A Shares, Class C Shares, Class F-1 Shares and Class I Shares. Shares issued by the Funds are subject to a 2% redemption fee, if redeemed within 60 days of purchase. Class A Shares issued by the Funds are subject to a maximum sales charge of 5.75% of the offering price. Class C Shares issued by the Funds are subject to a maximum deferred sales charge of 1.00% of the net asset value.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A) Net Asset Value: The net asset value (“NAV”) of the Fund share classes (Class A, Class C, Class F-1 and Class I) are computed based upon the value of the securities and other assets and liabilities held by the Fund. The NAV is determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading.

B) Investment Valuation: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time, if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not readily available or determined to not represent the fair value of the security as of the Funds’ pricing time, the security will be valued at fair value as determined by a valuation committee pursuant to the valuation policies approved by the Board. At June 30, 2011, none of the Funds’ assets were valued at their fair value using methods determined by the Board of Trustees.

C) Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions are determined on the basis of identified cost for both financial reporting and income tax purposes.

D) Use of Estimates: The Schedules of Investments were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedule of Investments. Actual results could differ from those estimates.

3. FAIR VALUE MEASUREMENTS

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. The following is a summary of the inputs used as of June 30, 2011 in valuing the Funds’ investments carried at value:

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$34,078,745	$–	$–	$34,078,745

Exchange Traded Funds	59,387	–	–	59,387

Short Term Investments	39,675	–	–	39,675
TOTAL	$34,177,807	$–	$–	$34,177,807

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$31,690,018	$–	$–	$31,690,018

Exchange Traded Funds	79,182	–	–	79,182

Short Term Investments	49,172	–	–	49,172
TOTAL	$31,818,372	$–	$–	$31,818,372

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$33,877,889	$–	$–	$33,877,889

Exchange Traded Funds	204,553	–	–	204,553

Short Term Investments	545,431	–	–	545,431
TOTAL	$34,627,873	$–	$–	$34,627,873

Transparent Value Dow Jones RBP® U.S. Dividend Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$2,081,136	$–	$–	$2,081,136

Exchange Traded Funds	51,597	–	–	51,597

Short Term Investments	54,205	–	–	54,205
TOTAL	$2,186,938	$–	$–	$2,186,938

Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$2,516,437	$–	$–	$2,516,437

Exchange Traded Funds	36,292	–	–	36,292

Short Term Investments	18,610	–	–	18,610
TOTAL	$2,571,339	$–	$–	$2,571,339

Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$2,541,547	$–	$–	$2,541,547

Short Term Investments	25,226	–	–	25,226
TOTAL	$2,566,773	$–	$–	$2,566,773

Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$2,508,780	$–	$–	$2,508,780

Exchange Traded Funds	10,850	–	–	10,850

Short Term Investments	30,170	–	–	30,170
TOTAL	$2,549,800	$–	$–	$2,549,800

For the nine months ended June 30, 2011, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

4. Income Tax: The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders.

Net unrealized appreciation (depreciation) of investments based on federal tax costs as of June 30, 2011 were as follows:

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund:

Gross appreciation (excess of value over tax cost)	$3,075,970
Gross depreciation (excess of tax cost over value)	(320,189)
Net unrealized appreciation	2,755,781
Cost of investments for income tax purposes	$31,422,026

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund:

Gross appreciation (excess of value over tax cost)	$2,221,278
Gross depreciation (excess of tax cost over value)	(78,325)
Net unrealized appreciation	2,142,953
Cost of investments for income tax purposes	$29,675,419

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund:

Gross appreciation (excess of value over tax cost)	$2,902,389
Gross depreciation (excess of tax cost over value)	(39,606)
Net unrealized appreciation	2,862,783
Cost of investments for income tax purposes	$31,765,090

Transparent Value Dow Jones RBP® U.S. Dividend Index Fund:

Gross appreciation (excess of value over tax cost)	$86,654
Gross depreciation (excess of tax cost over value)	(59,029)
Net unrealized appreciation	27,625
Cost of investments for income tax purposes	$2,159,313

Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund:

Gross appreciation (excess of value over tax cost)	$143,128
Gross depreciation (excess of tax cost over value)	(99,598)
Net unrealized appreciation	43,530
Cost of investments for income tax purposes	$2,527,809

Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund:

Gross appreciation (excess of value over tax cost)	$167,703
Gross depreciation (excess of tax cost over value)	(82,715)
Net unrealized appreciation	84,988
Cost of investments for income tax purposes	$2,481,785

Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund:

Gross appreciation (excess of value over tax cost)	$118,087
Gross depreciation (excess of tax cost over value)	(88,769)
Net unrealized appreciation	29,318
Cost of investments for income tax purposes	$2,520,482

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transparent Value Trust

By:	/s/ Armen Arus
Armen Arus, President

Date:	August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armen Arus
Armen Arus, President

Date:	August 26, 2011

By:	/s/ Keith D. Kemp
Keith D. Kemp, Treasurer

Date:	August 26, 2011